Income Tax Tax (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pre-tax income
Domestic		$ 746.1	$ 736.2	$ 809.7
Foreign		(335.4)	(149.9)	(155.2)
Income (loss) from continuing operations before income taxes		410.7	586.3	654.5
Current:
Federal		116.1	78.4	39.1
State		11.8	12.9	11.8
Foreign		25.2	(22.5)	50.7
Total current tax expense (benefit)		153.1	68.8	101.6
Deferred:
Federal		(26.1)	27.6	59.6
State		(5.8)	2.0	5.1
Foreign		(69.4)	(29.4)	(82.3)
Total deferred tax expense (benefit)		(101.3)	0.2	(17.6)
Total income tax expense (benefit) from continuing operations		$ (51.8)	$ (69.0)	$ (84.0)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Federal income tax rate		35.00%	35.00%	35.00%
Income Tax Expense (Benefit), Litigation Settlement	$ (18.5)
State income taxes, net of federal benefits		1.60%	2.50%	1.30%
Effect of foreign tax rates and tax planning		(29.20%)	(24.30%)	(27.40%)
Effect of unrecognized tax benefits		(3.50%)	(3.90%)	3.30%
Change in valuation allowance		8.20%	0.40%	(1.50%)
Other, net		0.50%	2.10%	2.10%
Effective tax rate		12.60%	11.80%	12.80%
MONTENEGRO
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Federal income tax rate		9.00%
United Kingdom
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Federal income tax rate		20.00%
Canada
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Federal income tax rate		26.00%
Advanced Pricing Agreement [Member]
Deferred:
Total income tax expense (benefit) from continuing operations			$ 21.0